Pay vs Performance Disclosure - USD ($)		4 Months Ended	8 Months Ended	12 Months Ended
		Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO[1] ($)	Compensation Actually Paid to PEO[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on Total Shareholder Return ($)	Net Loss (in thousands of dollars)
2024	$2,182,044	$2,386,220	$3,927,739	$7,376,778	53	$(58,300)
2023	404,373	377,705	325,373	316,018	62	(27,703)
2022	313,846	(3,645,896)	290,113	117,286	228	(99,095)

Named Executive Officers, Footnote [Text Block]

1.	John Belizaire was our PEO for all of 2024. For 2023, the PEO Compensation includes four months of compensation for Michael Toporek during his time as Chief Executive Officer of Soluna Holdings (January 1, 2023 through April 30, 2023), and eight months of compensation for John Belizaire as current Chief Executive Officer (from May 1, 2023 to December 31, 2023). Michael Toporek served as Chief Executive Officer of Soluna Holdings during all of 2022.

PEO Total Compensation Amount	[1]			$ 2,182,044	$ 404,373	$ 313,846
PEO Actually Paid Compensation Amount	[2]			$ 2,386,220	377,705	(3,645,896)
Adjustment To PEO Compensation, Footnote [Text Block]

2024	PEO	Non-PEO NEOs
Summary Compensation Table Total	$2,182,044	$3,927,739
Less: Grant-Date Fair Value of Equity Awards	(1,718,244)	(3,627,876)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	1,500,238	7,116,915

Fair Value of Equity Awards Granted During the Year that Vested During the Year	422,635	0

Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	0	0

Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(453)	0
Deduction of Fair Value of awards granted in prior years that were forfeited during the year	0	$(40,000)
Compensation Actually Paid	$2,386,220	$7,376,778

2023	PEO	Non-PEO NEOs
Summary Compensation Table Total	$404,373	$325,373
Less: Grant-Date Fair Value of Equity Awards	0	-14,940
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	0	0

Fair Value of Equity Awards Granted During the Year that Vested During the Year	0	8,000

Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(16,668)	(575)

Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(10,001)	(1,840)

Compensation Actually Paid	$377,705	$316,018

2022	PEO	Non-PEO NEOs
Summary Compensation Table Total	$313,846	$290,113
Less: Grant-Date Fair Value of Equity Awards	0	(38,575)
Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End	0	3,953

Fair Value of Equity Awards Granted During the Year that Vested During the Year	0	0

Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End	(3,499,997)	(104,126)

Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(459,745)	(34,080)

Compensation Actually Paid	$(3,645,896)	$117,286

Non-PEO NEO Average Total Compensation Amount	[1]			$ 3,927,739	325,373	290,113
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]			7,376,778	316,018	117,286
Total Shareholder Return Amount				53	62	228
Net Income (Loss) Attributable to Parent				$ (58,300,000)	(27,703,000)	$ (99,095,000)
PEO Name		Michael Toporek	John Belizaire	John Belizaire		Michael Toporek
Additional 402(v) Disclosure [Text Block]

2.	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

PEO [Member] | Grant-Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (1,718,244)	0	$ 0
PEO [Member] | Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,500,238	0	0
PEO [Member] | Fair Value of Equity Awards Granted During the Year that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				422,635	0	0
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	(16,668)	(3,499,997)
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(453)	(10,001)	(459,745)
PEO [Member] | Deduction of Fair Value of Awards Granted in Prior Years that were Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Non-PEO NEO [Member] | Grant-Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(3,627,876)	(14,940)	(38,575)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				7,116,915	0	3,953
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted During the Year that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	8,000	0
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	(575)	(104,126)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	$ (1,840)	$ (34,080)
Non-PEO NEO [Member] | Deduction of Fair Value of Awards Granted in Prior Years that were Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (40,000)

[1]	John Belizaire was our PEO for all of 2024. For 2023, the PEO Compensation includes four months of compensation for Michael Toporek during his time as Chief Executive Officer of Soluna Holdings (January 1, 2023 through April 30, 2023), and eight months of compensation for John Belizaire as current Chief Executive Officer (from May 1, 2023 to December 31, 2023). Michael Toporek served as Chief Executive Officer of Soluna Holdings during all of 2022.
[2]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
[3]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table.